PREPAIDS AND OTHER RECEIVABLES DISCLOSURE	12 Months Ended
Jan. 31, 2023
Notes
PREPAIDS AND OTHER RECEIVABLES DISCLOSURE

8.PREPAIDS AND OTHER RECEIVABLES

Prepaids and other receivables consisted of the following as at January 31, 2023 and 2022:

	January 31, 2023	January 31, 2022

Chilean corporate tax prepayment	$-	$652
GST receivable	4,578	11,785
Prepaid deposits for drilling program	-	21,065
Prepaid expenses for general and administrative fees	122,137	119,445
Total prepaids and other receivables	$126,715	$152,947